Options Advance Payments- Purchase of Leased Vessels (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 20, 2015	Jun. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options Advance Payments- Purchase of Leased Vessels (Textual)
Sellers credit	$ 9,000
Loss on sale of vessel				$ (277)	$ (7,620)
Options advance payment					2,000
Contractual derivative obligation				5,442	3,300
Gain on settlement of liability (Note 6)			$ 1,924
M V Free Hero [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	1,100
M V Free Goddess [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price	5,500
Related party sale price	725
Sellers credit	4,500
Hire rate of vessels	$ 1,100
M V Fiorello [Member]
Options Advance Payments- Purchase of Leased Vessels (Textual)
Gross sale price		$ 1,490